Finance Income - Summary of Finance Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Finance Income [Abstract]
Interest income from banks deposits	€ 1,723	€ 792	€ 648
Income from financial discounts	57	18	8
Other financial income	55	180	96
Foreign currency exchange rate gains	18,315	13,487	19,995
Derivatives fair value gain	1,487	5,703	3,551
Other fair value adjustments	689	70	752
Total finance income	€ 22,326	€ 20,250	€ 25,050